10-K Redeemable non-controlling interest - Schedule of redeemable noncontrolling interest (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Jul. 02, 2025	Dec. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency	$ 87,997	$ 149,079	$ 83,931	$ 132,179	$ 120,650		$ 102,100	$ 121,113
Excess redemption value above carrying value	$ 381	$ 13,327	42,294	22,746	0	[1]
Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency			0	94,561	105,087
Four20 Pharma GmbH
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency			$ 83,931	$ 37,618	$ 15,563

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.